May 30, 2017

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Epiphany Funds,  File Nos. 811-21962 and 333-138045

Ladies and Gentlemen:

On behalf of Epiphany Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 34 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.  The main purpose of this filing is to provide for the final registration statement reflecting the  conversion of Class C shares of the Epiphany FFV Fund and Epiphany FFV Strategic Income Fund to Class I shares. The prospectus and SAI reflect revisions made to address comments from the Staff.

If you have any questions, please contact Cassandra Borchers at (513) 352-6632.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP

685954.16